(Columbia Intermediate Municipal Bond Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix S to the Statement of Additional Information under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Intermediate Municipal Bond Fund)	Class A Shares		Class B Shares		Class C Shares		Class R4 Shares	Class R5 Shares	Class T Shares		Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		none		none		none	none	4.75%		none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]	none	none	1.00%	[1]	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Intermediate Municipal Bond Fund)		Class A Shares	Class B Shares	Class C Shares	Class R4 Shares	Class R5 Shares	Class T Shares	Class Z Shares
Management fees		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (Rule 12b-1) fees		0.20%	0.85%	0.85%	none	none	none	none
Other expenses	[1]	0.21%	0.21%	0.21%	0.21%	0.07%	0.36%	0.21%
Total annual Fund operating expenses		0.86%	1.51%	1.51%	0.66%	0.52%	0.81%	0.66%
Fee waivers and/or reimbursements	[2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.07%)	(0.12%)	(0.12%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.74%	1.39%	1.39%	0.54%	0.45%	0.69%	0.54%
[1]	Other expenses for Class A, Class B, Class C, Class T and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class R5 shares are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.74% for Class A, 1.39% for Class B, 1.39% for Class C, 0.54% for Class R4, 0.45% for Class R5, 0.69% for Class T and 0.54% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class R4, Class R5, Class T or Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Intermediate Municipal Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	398	579	775	1,341
Class B Shares	442	665	812	1,616
Class C Shares	242	465	812	1,791
Class R4 Shares	55	199	356	811
Class R5 Shares	46	160	284	646
Class T Shares	542	710	892	1,418
Class Z Shares	55	199	356	811

Expense Example, No Redemption (Columbia Intermediate Municipal Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	142	465	812	1,616
Class C Shares	142	465	812	1,791

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as "high yield securities" or "junk bonds").

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, often, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change. In the event the IRS determines that the issuer does not comply with relevant tax requirements or U.S. federal income tax law changes, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk – Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk – Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class Z share performance is shown in the bar chart because Class Z is the oldest share class of the Fund. The inception date for the Fund's Class R5 shares is November 8, 2012. The returns shown for Class R5 shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R4 shares had not commenced operations prior to the date of this prospectus; therefore, performance information for Class R4 shares is not yet available. Except for differences in expenses and sales charges (where applicable), Class R4 and Class R5 shares would have annual returns substantially similar to those of Class Z shares, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2009:    6.20%

Worst:   4th quarter 2010:   -3.34%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns for each period with those of the Barclays 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Average Annual Total Returns (Columbia Intermediate Municipal Bond Fund)	1 Year	5 Years	10 Years
Class Z Shares	5.62%	5.24%	4.22%
Class Z Shares returns after taxes on distributions	5.62%	5.24%	4.20%
Class Z Shares returns after taxes on distributions and sale of Fund shares	4.87%	5.03%	4.15%
Class A Shares	1.91%	4.34%	3.50%
Class B Shares	1.63%	4.34%	3.33%
Class C Shares	4.11%	4.81%	3.80%
Class R5 Shares	5.62%	5.24%	4.22%
Class T Shares	0.34%	4.06%	3.55%
Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	5.15%	5.88%	4.91%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes.